Loan Payable (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 29, 2024 EUR (€)	Nov. 29, 2024 USD ($)	Apr. 30, 2023 EUR (€)
Loans Payable [Line Items]
Weighted average annualized interest rate	2.46%
Weighted average loan term	3 years 2 months 12 days
Share price		$ 5
Goran Pandev [Member]
Loans Payable [Line Items]
Interest free loan received | €					€ 76,554
Daniel Jospeh McClory [Member]
Loans Payable [Line Items]
Short-term interest-free loans			€ 293,580	$ 305,000
Mr. McClory [Member]
Loans Payable [Line Items]
Loan cancelled	€ 293,580	$ 305,000
Loan balance | $
Class A Ordinary Shares [Member]
Loans Payable [Line Items]
Number of shares exchanged | shares	488,000	488,000
Share price		$ 0.625